UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Towle & Co

Address:   1610 Des Peres Rd, Suite 250
           St. Louis, MO 63131


Form 13F File Number: 28-10640


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jodi L. Layman
Title:  Director of Operations
Phone:  314-822-0204

Signature,  Place,  and  Date  of  Signing:

/s/ Jodi L. Layman                 St. Louis, MO                      10/26/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $   238,801.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AM Castle & Co                 COM               148411101     5026   505675 SH       SOLE                 505675      0    0
Aircastle Ltd                  COM               G0129K104     6066   627300 SH       SOLE                 627300      0    0
AmeriServ Financial Inc        COM               03074A102     1661   922897 SH       SOLE                 922897      0    0
Arkansas Best Corp             COM               040790107     1574    52559 SH       SOLE                  52559      0    0
ArvinMeritor Inc               COM               043353101     4357   557200 SH       SOLE                 557200      0    0
Atlas Air Worldwide Hldgs Inc  COM               049164205     7964   249100 SH       SOLE                 249100      0    0
Brown Shoe Company             COM               115736100     8092  1009000 SH       SOLE                1009000      0    0
Brunswick Corp                 COM               117043109     9771   815600 SH       SOLE                 815600      0    0
Bunge Ltd                      COM               G16962105     2619    41825 SH       SOLE                  41825      0    0
CNA Financial Corp             COM               126117100     8945   370550 SH       SOLE                 370550      0    0
Cabela's Inc                   COM               126804301     5776   433000 SH       SOLE                 433000      0    0
Celestica Inc                  COM               15101Q108     4904   517328 SH       SOLE                 517328      0    0
Charming Shoppes Inc           COM               161133103    14296  2899800 SH       SOLE                2899800      0    0
Chiquita Brands Intl Inc       COM               170032809     7734   478610 SH       SOLE                 478610      0    0
Covenant Transport Group Inc   COM               22284P105     2087   425000 SH       SOLE                 425000      0    0
Flexsteel Industries Inc       COM               339382103     2547   303246 SH       SOLE                 303246      0    0
Furniture Brands Intl Inc      COM               360921100     7590  1372506 SH       SOLE                1372506      0    0
Global Industries Ltd          COM               379336100     4619   486200 SH       SOLE                 486200      0    0
Goodyear Tire & Rubber Co      COM               382550101     5288   310500 SH       SOLE                 310500      0    0
Group 1 Automotive Co          COM               398905109     4717   175675 SH       SOLE                 175675      0    0
Navistar Intl Corp New         COM               63934E108     9629   257325 SH       SOLE                 257325      0    0
Newpark Resources Inc          COM               651718504     6969  2170940 SH       SOLE                2170940      0    0
OfficeMax Incorporated         COM               67622P101    13501  1073200 SH       SOLE                1073200      0    0
Overseas Shipholding Group Inc COM               690368105     5861   156825 SH       SOLE                 156825      0    0
PMA Capital Corp               COM               693419202     5608   985643 SH       SOLE                 985643      0    0
PolyOne Corporation            COM               73179P106     8633  1294318 SH       SOLE                1294318      0    0
RTI International Metals Inc   COM               74973W107     6459   259300 SH       SOLE                 259300      0    0
Royal Caribbean Cruises Ltd    COM               v7780t103     9230   383300 SH       SOLE                 383300      0    0
SUPERVALU INC                  COM               868536103     8297   550900 SH       SOLE                 550900      0    0
Sanmina-SCI Corp               COM               800907206    10808  1256716 SH       SOLE                1256716      0    0
Star Bulk Carriers Corp        COM               y8162k105     4429  1272772 SH       SOLE                1272772      0    0
Stewart Info. Services Corp    COM               860372101     4924   398037 SH       SOLE                 398037      0    0
Tesoro Corporation             COM               881609101     6167   411702 SH       SOLE                 411702      0    0
Union Drilling Inc             COM               90653P105     5677   743091 SH       SOLE                 743091      0    0
United Rentals Inc             COM               911363109     8047   781300 SH       SOLE                 781300      0    0
Valero Energy Corp             COM               91913Y100     4430   228467 SH       SOLE                 228467      0    0
Virco Mfg Corp                 COM               927651109     2055   684945 SH       SOLE                 684945      0    0
YRC Worldwide Inc              COM               984249102     2444   549300 SH       SOLE                 549300      0    0


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